Risk Management - Foreclosed real estate assets (Details) - EUR (€) € in Millions	Jun. 30, 2018	Mar. 22, 2018	Jan. 02, 2018	Dec. 31, 2017
Distribution of portfolio
Investments	€ 9,262		€ 6,150	€ 6,184
Project Quasar Investments 2017, S.L. [Member]
Distribution of portfolio
Investments	1,701	€ 1,701
Spain
Distribution of portfolio
Foreclosed assets	5,373
Impairment losses since time of foreclosure	3,151
Spain | Construction and property development loans
Distribution of portfolio
Foreclosed assets	4,081
Impairment losses since time of foreclosure	2,667
Spain | Construction and property development loans | Real Estate Assets, Completed Buildings [Member]
Distribution of portfolio
Foreclosed assets	1,980
Impairment losses since time of foreclosure	727
Spain | Construction and property development loans | Real Estate Assets, Completed Buildings, Residential [Member]
Distribution of portfolio
Foreclosed assets	781
Impairment losses since time of foreclosure	243
Spain | Construction and property development loans | Real Estate Assets, Completed Buildings, Non-residential [Member]
Distribution of portfolio
Foreclosed assets	1,199
Impairment losses since time of foreclosure	484
Spain | Construction and property development loans | Real Estate Assets, Buildings Under Construction [Member]
Distribution of portfolio
Foreclosed assets	263
Impairment losses since time of foreclosure	94
Spain | Construction and property development loans | Real Estate Assets, Buildings Under Construction, Residential [Member]
Distribution of portfolio
Foreclosed assets	255
Impairment losses since time of foreclosure	91
Spain | Construction and property development loans | Real Estate Assets, Buildings Under Construction, Non-residential [Member]
Distribution of portfolio
Foreclosed assets	8
Impairment losses since time of foreclosure	3
Spain | Construction and property development loans | Real Estate Assets, Land [Member]
Distribution of portfolio
Foreclosed assets	1,838
Impairment losses since time of foreclosure	1,846
Spain | Construction and property development loans | Real Estate Assets, Developed Land [Member]
Distribution of portfolio
Foreclosed assets	759
Impairment losses since time of foreclosure	633
Spain | Construction and property development loans | Real Estate Assets, Undeveloped Land [Member]
Distribution of portfolio
Foreclosed assets	1,079
Impairment losses since time of foreclosure	1,213
Spain | Home purchase loans
Distribution of portfolio
Foreclosed assets	1,105
Impairment losses since time of foreclosure	374
Spain | Other loans
Distribution of portfolio
Foreclosed assets	187
Impairment losses since time of foreclosure	110
Spain | Gross carrying amount
Distribution of portfolio
Foreclosed assets	10,529
Spain | Gross carrying amount | Construction and property development loans
Distribution of portfolio
Foreclosed assets	8,204
Spain | Gross carrying amount | Construction and property development loans | Real Estate Assets, Completed Buildings [Member]
Distribution of portfolio
Foreclosed assets	3,263
Spain | Gross carrying amount | Construction and property development loans | Real Estate Assets, Completed Buildings, Residential [Member]
Distribution of portfolio
Foreclosed assets	1,279
Spain | Gross carrying amount | Construction and property development loans | Real Estate Assets, Completed Buildings, Non-residential [Member]
Distribution of portfolio
Foreclosed assets	1,984
Spain | Gross carrying amount | Construction and property development loans | Real Estate Assets, Buildings Under Construction [Member]
Distribution of portfolio
Foreclosed assets	401
Spain | Gross carrying amount | Construction and property development loans | Real Estate Assets, Buildings Under Construction, Residential [Member]
Distribution of portfolio
Foreclosed assets	390
Spain | Gross carrying amount | Construction and property development loans | Real Estate Assets, Buildings Under Construction, Non-residential [Member]
Distribution of portfolio
Foreclosed assets	11
Spain | Gross carrying amount | Construction and property development loans | Real Estate Assets, Land [Member]
Distribution of portfolio
Foreclosed assets	4,540
Spain | Gross carrying amount | Construction and property development loans | Real Estate Assets, Developed Land [Member]
Distribution of portfolio
Foreclosed assets	1,799
Spain | Gross carrying amount | Construction and property development loans | Real Estate Assets, Undeveloped Land [Member]
Distribution of portfolio
Foreclosed assets	2,741
Spain | Gross carrying amount | Home purchase loans
Distribution of portfolio
Foreclosed assets	1,974
Spain | Gross carrying amount | Other loans
Distribution of portfolio
Foreclosed assets	351
Spain | Impairment losses
Distribution of portfolio
Foreclosed assets	5,156
Spain | Impairment losses | Construction and property development loans
Distribution of portfolio
Foreclosed assets	(4,123)
Spain | Impairment losses | Construction and property development loans | Real Estate Assets, Completed Buildings [Member]
Distribution of portfolio
Foreclosed assets	(1,283)
Spain | Impairment losses | Construction and property development loans | Real Estate Assets, Completed Buildings, Residential [Member]
Distribution of portfolio
Foreclosed assets	(498)
Spain | Impairment losses | Construction and property development loans | Real Estate Assets, Completed Buildings, Non-residential [Member]
Distribution of portfolio
Foreclosed assets	(785)
Spain | Impairment losses | Construction and property development loans | Real Estate Assets, Buildings Under Construction [Member]
Distribution of portfolio
Foreclosed assets	(138)
Spain | Impairment losses | Construction and property development loans | Real Estate Assets, Buildings Under Construction, Residential [Member]
Distribution of portfolio
Foreclosed assets	(135)
Spain | Impairment losses | Construction and property development loans | Real Estate Assets, Buildings Under Construction, Non-residential [Member]
Distribution of portfolio
Foreclosed assets	(3)
Spain | Impairment losses | Construction and property development loans | Real Estate Assets, Land [Member]
Distribution of portfolio
Foreclosed assets	(2,702)
Spain | Impairment losses | Construction and property development loans | Real Estate Assets, Developed Land [Member]
Distribution of portfolio
Foreclosed assets	(1,040)
Spain | Impairment losses | Construction and property development loans | Real Estate Assets, Undeveloped Land [Member]
Distribution of portfolio
Foreclosed assets	(1,662)
Spain | Impairment losses | Home purchase loans
Distribution of portfolio
Foreclosed assets	(869)
Spain | Impairment losses | Other loans
Distribution of portfolio
Foreclosed assets	€ (164)